Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2023
Commitments and Contingencies
Schedule of future minimum lease payments commitments

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
As of September 30, 2023	$69,141	$12,175	$24,260	$7,131	$25,575

Schedule of purchase commitments

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
As of September 30, 2023	$897,871	$879,555	$17,747	$462	$107

Schedule of other commitments

		Less than One	One to	Three to	More than
Other commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
2024 Notes	$828,000	$828,000	$—	$—	$—
2030 Notes	927,187	25,313	50,625	50,625	800,624
2027 Loans	1,143,177	60,539	121,079	961,559	—
Total	$2,898,364	$913,852	$171,704	$1,012,184	$800,624